Intangibles, Net of Accumulated Amortization (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Intangibles, Net of Accumulated Amortization [Abstract]
Schedule of intangibles assets
	December 31, 2016	June 30, 2016

Patents in process	$142,116	$142,116
Patents issued	58,037	58,037
	200,153	200,153

Less accumulated amortization	(28,676)	(27,428)

Total	$171,477	$172,725

	June 30, 2016	June 30, 2015

Patents in process	$142,116	$124,016
Patents issued	58,037	58,037
	200,153	182,053

Less accumulated amortization	(27,428)	(24,932)

Total	$172,725	$157,121

Schedule of amortization expense related to finite-lived intangible assets
Fiscal year ending,
June 30, 2017- remaining six months	$1,248
June 30, 2018	2,496
June 30, 2019	2,496
June 30, 2020	2,496
June 30, 2021	2,496
Thereafter	160,245

Total	$171,477

Fiscal year ending,
June 30, 2017	$2,496
June 30, 2018	2,496
June 30, 2019	2,496
June 30, 2020	2,496
June 30, 2021	2,496
Thereafter	160,245

Total	$172,725